Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS — 96.64% Shares Fair Value
Consumer Discretionary — 12.53%
Beacon Roofing Supply, Inc.
(a)
58,981 $ 3,236,287
Caleres , Inc. 110,432 2,648,159
Camping World Holdings, Inc., Class A 79,357 2,634,652
Dana, Inc. 167,532 3,628,743
Group 1 Automotive, Inc. 26,263 4,459,721
Guess, Inc. 168,614 3,881,494
International Game Technology PLC 108,330 2,899,994
KB Home 46,868 1,980,173
Kontoor Brands, Inc. 71,106 3,504,815
M/I Homes, Inc.
(a)
33,928 1,797,845
Sally Beauty Holdings, Inc.
(a)
120,553 2,069,895
Winnebago Industries, Inc. 96 6,194
32,747,972
Consumer Staples — 1.93%
Spectrum Brands Holdings, Inc. 43,110 3,853,171
United Natural Foods, Inc.
(a)
30,956 1,200,474
5,053,645
Energy — 8.34%
CNX Resources Corp.
(a)
229,624 3,405,324
Comstock Resources, Inc.
(a)
305,985 2,380,563
Enerplus Corp. 370,935 4,291,718
EnerSys 28,095 2,105,158
Murphy Oil Corp. 109,858 3,471,513
Oil States International, Inc.
(a)
489,807 3,071,090
Whiting Petroleum Corp.
(a)
41,312 3,067,416
21,792,782
Financials — 22.99%
Affiliated Managers Group, Inc. 29,353 4,291,702
AllianceBernstein Holding LP 20,320 954,024
Associated Banc-Corp. 207,707 4,964,198
Axos Financial, Inc.
(a)
56,272 2,898,008
CNO Financial Group, Inc. 150,263 3,747,560
F.N.B. Corp. 330,219 4,266,429
Fulton Financial Corp. 215,671 3,871,294
Hancock Whitney Corp. 94,241 4,968,387
Lazard Ltd., Class A 77,607 3,386,769
MGIC Investment Corp. 297,082 4,509,704
New Residential Investment Corp. 355,758 3,788,823
Old National Bancorp 134,166 2,459,263
Radian Group, Inc. 81,288 1,820,038
Umpqua Holdings Corp. 169,233 3,432,045
Unum Group 145,733 3,698,704
Washington Federal, Inc. 67,860 2,376,457
WesBanco , Inc. 62,556 2,220,112
Wintrust Financial Corp. 25,213 2,472,639
60,126,156

Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
Health Care — 3.93%
Ironwood Pharmaceuticals, Inc., Class A
(a)
194,008 2,163,189
MEDNAX, Inc.
(a)
107,911 2,638,424
Prestige Consumer Healthcare, Inc.
(a)
36,309 2,049,643
Select Medical Holdings Corp. 88,371 2,052,858
Varex Imaging Corp.
(a)
52,009 1,357,435
10,261,549
Industrials — 15.11%
Advanced Energy Industries, Inc. 33,674 2,902,025
AMN Healthcare Services, Inc.
(a)
27,869 2,824,244
Crane Co. 40,982 4,242,048
Curtiss-Wright Corp. 21,475 2,851,665
DHT Holdings, Inc. 279,055 1,361,788
EMCOR Group, Inc. 44,159 5,264,194
GrafTech International Ltd. 305,608 3,202,772
Hillenbrand, Inc. 61,715 2,868,513
KBR, Inc. 115,437 5,009,966
Kennametal, Inc. 64,691 2,236,368
MasTec , Inc.
(a)
17,327 1,492,375
nVent Electric PLC 74,705 2,584,046
Werner Enterprises, Inc. 59,965 2,673,840
39,513,844
Materials — 9.60%
Alamos Gold, Inc., Class A 387,679 2,647,848
Boise Cascade Co. 1,392 97,746
Cabot Corp. 43,780 2,407,462
Commercial Metals Co. 35,585 1,189,962
Eagle Materials, Inc. 30,292 4,418,088
Minerals Technologies, Inc. 36,457 2,550,896
UFP Industries, Inc. 55,817 4,457,546
Univar Solutions, Inc.
(a)
145,315 3,850,848
Warrior Met Coal, Inc. 34,995 916,869
Worthington Industries, Inc. 47,176 2,555,996
25,093,261
Real Estate — 7.70%
Apple Hospitality REIT, Inc. 169,560 2,735,003
CareTrust REIT, Inc. 123,369 2,616,656
Industrial Logistics Properties Trust 83,985 1,925,776
Lexington Realty Trust 289,142 4,305,324
PotlatchDeltic Corp. 81,805 4,400,292
Retail Opportunity Investments Corp. 142,942 2,648,715
Uniti Group, Inc. 124,036 1,495,874
20,127,640
Technology — 12.84%
Cohu , Inc.
(a)
74,787 2,466,475
CSG Systems International, Inc. 43,667 2,478,976
Diodes, Inc.
(a)
17,980 1,668,364
Kulicke & Soffa Industries, Inc. 51,410 2,811,613
Progress Software Corp. 51,131 2,326,971
Sanmina Corp.
(a)
59,321 2,243,520

Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
Science Applications International Corp. 44,614 3,659,686
Tower Semiconductor Ltd.
(a)
99,197 3,407,417
TTM Technologies, Inc.
(a)
234,113 3,151,161
Ultra Clean Holdings, Inc.
(a)
79,489 4,007,836
Vishay Intertechnology , Inc. 183,826 3,807,037
Xperi Holding Corp. 90,572 1,527,950
33,557,006
Utilities — 1.67%
National Fuel Gas Co. 71,873 4,364,847
Total Common Stocks (Cost $208,772,410) 252,638,702
MONEY MARKET FUNDS - 0.51%
Federated Hermes Government Obligations Fund, Institutional Class, 0.03%
(b)
1,327,135 1,327,135
Total Money Market Funds (Cost $1,327,135) 1,327,135
Total Investments — 97.15% (Cost $210,099,545) 253,965,837
Other Assets in Excess of Liabilities — 2.85% 7,448,027
NET ASSETS — 100.00% $ 261,413,864
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
REIT - Real Estate Investment Trust